Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2016
Intangible Assets [Abstract]
Intangible Assets

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2014	$158,987	$(84,932)	$74,055
Additions	—	(18,716)	(18,716)
Write-off	(31,199)	31,199	—
Favorable lease terms December 31, 2015	$127,788	$(72,449)	$55,339
Additions	—	(8,519)	(8,519)
Favorable lease terms June 30, 2016	$127,788	$(80,968)	$46,820

Amortization of Favorable Lease Terms

	Three Month Period Ended		Six Month Period Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
Favorable lease terms charter-out	$(4,405)	$(4,655)	$(8,519)	$(9,310)
Total	$(4,405)	$(4,655)	$(8,519)	$(9,310)

Aggregate Amortizations of Intangible Assets

Year	Amount
2017	$17,620
2018	11,500
2019	7,237
2020	6,103
2021	2,942
2022 and thereafter	1,418
$46,820